Supplement dated January 18, 2011
To The Prospectus Dated August 17, 2010 For

PERSPECTIVE INVESTOR®
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Issued By

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT IV

This supplement updates the prospectus.  Please read and keep it together with your copy of the prospectus for future reference.

Effective October 11, 2010, under THE SEPARATE ACCOUNT, for JNL Series Trust, please delete all references to the following funds, along with each fund’s corresponding investment objective:

JNL/BlackRock Global Allocation Fund;
JNL/BlackRock Commodity Securities Fund; and
JNL/Goldman Sachs U.S. Equity Flex Fund.

(To be used with NV5825 05/10)                                                                                                                                                                                                                                 NMU6830NY 01/11